Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Building [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	30 years
Office Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Electronic Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	3 years
Electronic Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	4 years
Machinery Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years
Building Improvement [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years